Income taxes - Unrecognized tax benefits (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2021
Unrecognized tax benefits
Unrecognized tax benefits as of the beginning of the year		$ 1,035,000	$ 817,000
Decrease related to prior year tax positions			(17,000)
Increase related to current year tax positions		499,000	235,000
Unrecognized tax benefits as of the end of the year		1,534,000	$ 1,035,000
Accrued interest or penalties related to uncertain tax positions		$ 0
Amortization period for capitalized domestic expenses	5 years
Amortization period for capitalized foreign expenses	15 years
Increase in deferred tax assets related to capitalized research expenses	$ 4,600,000